Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis of preparation
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2017 were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively “IFRS”) and with International Financial Reporting Standards (IFRS) as adopted by the European Union (“EU-IFRS”).

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination which have been initially recognized at fair value and certain financial instruments which are measured at fair value.

The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

New standards, interpretations and amendments adopted by the Group

The Group has adopted the following new and revised standards and interpretations issued by the IASB and IFRIC that are relevant to its operations and effective for accounting periods beginning on January 1, 2017.

  IAS 12: Income taxes — Amendments regarding the recognition of deferred tax assets for unrealized losses;
  IAS 7: Cash flow statement — Amendments as result of the Disclosure initiative;
  Annual Improvements to IFRS 10 2014-2016 Cycle (December 2016)

The application of the above new standards and interpretations did not have a significant impact on the financial position and the results of the Group.

Classification error adjusted in 2016

Through September 30, 2016, the Group presented all deferred income associated with maintenance and license contracts and project contracts as a current liability while a portion of such deferred income relates to contractual periods that are more than 12 months after the reporting date and therefore such portion should have been presented as non-current. The Group has an increasing volume of software and project contracts with a contractual term of more than 12 months.

As from the financial reporting year ended December 31, 2016, the Group is presenting portions of its deferred income associated with such contracts as current and non-current liabilities. This presentation has been applied retroactively for the financial reporting year ended December 31, 2015.

The impact on the statement of financial position is as follows:

For the year ended December 31,
in 000€	2015
Deferred income - current - prior to change	16,509
Deferred income - current - restated	14,696
Reclassified non-current deferred maintenance revenue	1,813
Deferred income - non-current - prior to change	92
Deferred income - non-current - restated	1,905